Current liabilities	9 Months Ended
Sep. 30, 2019
Current liabilities
Current liabilities

6. Current liabilities

At September 30, 2019 and December 31, 2018, the other current liabilities consisted principally of accruals for services provided by vendors not yet billed, payroll related accruals and other miscellaneous liabilities.